Income taxes - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax (expense)/benefit at statutory rate	€ (385)	€ (149)	€ (31)
Permanent difference-revenue	47	90	53
Non-credible withholding taxes	(37)	(37)	(31)
Income taxes for prior years	95	26	(13)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(57)	(39)	(8)
Effect of deferred tax assets not recognized	(77)	(3,202)	(99)
Benefit arising from previously unrecognized deferred tax assets	187	105	29
Net increase in uncertain tax positions	(29)	(12)	(6)
Change in income tax rates	17	(12)	(30)
Income taxes on undistributed earnings	(33)	(26)	(2)
Total	(272)	(3,256)	€ (138)
Net income tax liability relating to uncertain tax positions	€ 192	€ 149